Trade payables and other current liabilities	3 Months Ended
Mar. 31, 2021
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17. - Trade payables and other current liabilities

Trade payables and other current liabilities as of March 31, 2021 and December 31, 2020 are as follows:

	Balance as of Mach 31,	Balance as of December 31,
	2021	2020
	($ in thousands)
Trade accounts payable	53,590	54,219
Down payments from clients	670	416
Other accounts payable	36,887	37,922
Total	91,147	92,557

Trade accounts payables mainly relate to the operation and maintenance of the plants.

Nominal values of trade payables and other current liabilities are considered to be approximately equal to fair values and the effect of discounting them is not significant.